Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	September 30, 2017	December 31, 2016
Computer Equipment	$219,653	$219,653
Furniture and Fixtures	61,803	61,803
	281,456	281,456
Less: Accumulated Depreciation	(237,838)	(209,627)
	$43,618	$71,829

Depreciation expense was $9,507 and $10,933 for the three months ended September 30, 2017 and 2016, respectively. Depreciation expense was $28,211 and $31,717 for the nine months ended September 30, 2017 and 2016, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2016	December 31, 2015
Computer Equipment	$219,653	175,695
Furniture and Fixtures	61,803	61,803
	281,456	237,498
Less: Accumulated Depreciation	(209,627)	(166,992)
	$71,829	$70,506

Depreciation expense was $42,634 and $10,001 for the years ended December 31, 2016 and 2015, respectively.